UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


          Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Coatue Management, LLC
Address:  9 West 57th Street
          New York, New York 10019


13F File Number: 028-06391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Philippe Laffont
Title:   Managing Member
Phone:   (212) 715-5100


Signature, Place and Date of Signing:

/s/Philippe Laffont              New York, NY                August 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $5,287,674
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number      Name

1.         028-12788                 Coatue Offshore Master Fund, Ltd.
----       -------------------       --------------------------------



                                                     FORM 13F INFORMATION TABLE
                                                       COATUE MANAGEMENT, LLC
                                                            June 30, 2012


COLUMN 1                    COLUMN  2       COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7         COLUMN 8

                            TITLE                       VALUE     SHRS OR    SH/ PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              OF CLASS        CUSIP       (X$1000)  PRN AMT    PRN CALL  DISCRETION  MGRS     SOLE      SHARED    NONE
--------------              ---------       ------      --------- --------   --- ----- ----------- -----    -----     -------   ----
AKAMAI TECHNOLOGIES INC     COM             00971T101   115,451    3,636,241 SH        DEFINED     1         3,636,241
AMAZON COM INC              COM             023135106   180,756      791,574 SH        DEFINED     1           791,574
AMERICAN TOWER CORP NEW     COM             03027X100   109,797    1,570,552 SH        DEFINED     1         1,570,552
AOL INC                     COM             00184X105     3,693      131,505 SH        DEFINED     1           131,505
APPLE INC                   COM             037833100   884,352    1,514,302 SH        DEFINED     1         1,514,302
ATMEL CORP                  COM             049513104    39,967    5,956,396 SH        DEFINED     1         5,956,396
BAIDU INC                   SPON ADR REP A  056752108    81,855      711,909 SH        DEFINED     1           711,909
BEST BUY INC                COM             086516101    31,358    1,496,077 SH        DEFINED     1         1,496,077
BLOCK H & R INC             COM             093671105    29,984    1,876,360 SH        DEFINED     1         1,876,360
CHIPOTLE MEXICAN GRILL INC  COM             169656105   215,470      567,102 SH        DEFINED     1           567,102
DIGITAL RIV INC             COM             25388B104     9,586      576,792 SH        DEFINED     1           576,792
DUNKIN BRANDS GROUP INC     COM             265504100   181,016    5,271,279 SH        DEFINED     1         5,271,279
EQUINIX INC                 COM NEW         29444U502   731,315    4,163,477 SH        DEFINED     1         4,163,477
FIRST SOLAR INC             COM             336433107    44,106    2,928,677 SH        DEFINED     1         2,928,677
GOOGLE INC                  CL A            38259P508   423,199      729,566 SH        DEFINED     1           729,566
HAIN CELESTIAL GROUP INC    COM             405217100    45,028      818,105 SH        DEFINED     1           818,105
INFORMATICA CORP            COM             45666Q102   162,954    3,846,877 SH        DEFINED     1         3,846,877
INTUIT                      COM             461202103   153,645    2,588,803 SH        DEFINED     1         2,588,803
INVENSENSE INC              COM             46123D205     1,857      164,300 SH        DEFINED     1           164,300
LEVEL 3 COMMUNICATIONS INC  COM NEW         52729N308    11,277      509,122 SH        DEFINED     1           509,122
LIBERTY GLOBAL INC          COM SER A       530555101   252,121    5,080,008 SH        DEFINED     1         5,080,008
LINKEDIN CORP               COM CL A        53578A108    69,443      653,457 SH        DEFINED     1           653,457
LOGITECH INTL S A           SHS             H50430232    12,008    1,125,376 SH        DEFINED     1         1,125,376
MOLYCORP INC DEL            COM             608753109    23,277    1,080,136 SH        DEFINED     1         1,080,136
NOKIA CORP                  SPONSORED ADR   654902204    26,567   12,834,424 SH        DEFINED     1        12,834,424
NOKIA CORP                  SPONSORED ADR   654902204       141       68,300     CALL  DEFINED     1            68,300
NUTRI SYS INC NEW           COM             67069D108     8,420      728,383 SH        DEFINED     1           728,383
PITNEY BOWES INC            COM             724479100    18,491    1,235,204 SH        DEFINED     1         1,235,204
POLYCOM INC                 COM             73172K104    21,561    2,049,497 SH        DEFINED     1         2,049,497
PRICELINE COM INC           COM NEW         741503403   324,854      488,855 SH        DEFINED     1           488,855
QUALCOMM INC                COM             747525103   206,021    3,700,085 SH        DEFINED     1         3,700,085
QUINSTREET INC              COM             74874Q100     4,876      526,593 SH        DEFINED     1           526,593
RALPH LAUREN CORP           CL A            751212101    48,422      345,726 SH        DEFINED     1           345,726
RED HAT INC                 COM             756577102    29,701      525,872 SH        DEFINED     1           525,872
RESEARCH IN MOTION LTD      COM             760975102    18,873    2,553,791 SH        DEFINED     1         2,553,791
SEAGATE TECHNOLOGY PLC      SHS             G7945M107    16,959      685,782 SH        DEFINED     1           685,782
SILICON LABORATORIES INC    COM             826919102    30,698      811,054 SH        DEFINED     1           811,054
SIRIUS XM RADIO INC         COM             82967N108   111,543   60,293,655 SH        DEFINED     1        60,293,655
STEC INC                    COM             784774101     7,800    1,000,000 SH        DEFINED     1         1,000,000
TRIPADVISOR INC             COM             896945201   184,367    4,125,474 SH        DEFINED     1         4,125,474
VERISIGN INC                COM             92343E102    58,090    1,333,266 SH        DEFINED     1         1,333,266
VIRGIN MEDIA INC            COM             92769L101   356,773   14,627,821 SH        DEFINED     1        14,627,821




SK 02984 0008 1310948